Investment Objectives and Goals	Dec. 31, 2025
Overlay Shares Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Large Cap Equity ETF (the “Fund” or “Large Cap ETF”) seeks total return.
Overlay Shares Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Small Cap Equity ETF (the “Fund” or “Small Cap ETF”) seeks total return.
Overlay Shares Foreign Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Foreign Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Foreign Equity ETF (the “Fund” or “Foreign Equity ETF”) seeks total return.
Overlay Shares Hedged Large Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Hedged Large Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Hedged Large Cap Equity ETF (the “Fund” or “Hedged Large Cap Equity ETF”) seeks long term capital appreciation while mitigating overall market risk.
Overlay Shares Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Core Bond ETF (the “Fund” or “Core Bond ETF”) seeks total return.
Overlay Shares Short Term Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Short Term Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Short Term Bond ETF (the “Fund” or “Short Term Bond ETF”) seeks total return.
Overlay Shares Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Overlay Shares Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Overlay Shares Municipal Bond ETF (the “Fund” or “Municipal Bond ETF”) seeks total return.